Other assets and other liabilities - Summary of Changes in Product Warranties (Detail) - Warranty provision [member] ¥ in Millions	12 Months Ended
Mar. 31, 2022 JPY (¥)
Disclosure of other provisions [line items]
Balance at beginning of the fiscal year	¥ 32,851
Additional product warranties	27,810
Amounts used during the year	(23,432)
Unused amounts reversed during the year	(10,659)
Translation adjustment	2,036
Balance at end of the fiscal year	¥ 28,606